TRADE ACCOUNTS RECEIVABLE - Changes in expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in allowance for doubtful accounts
Beginning balance	R$ (41,889)	R$ (41,996)
Addition	(4,429)	(9,350)
Reversal	273	3,328
Write-off	3,625	7,737
Exchange rate variation	(360)	1,608
Ending balance	R$ (42,060)	R$ (41,889)